Risks arising from financial instruments	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Risks arising from financial instruments
27. Risks arising from financial instruments
A)   FINANCIAL ASSETS AND LIABILITIES
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	31 December 2024				31 December 2023

Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	11 174	-	-	11 174	10 332	-	-	10 332
Trade and other receivables	4 714	-	-	4 714	5 517	-	-	5 517
Investment securities	30	221	138	389	27	67	151	245
Foreign exchange derivatives	-	23	433	457	-	48	315	363
Commodities	-	-	106	106	-	-	131	131
Cross currency interest rate swaps	-	-	249	249	-	-	52	52
Interest rate swaps	-	3	-	3	-	3	-	3
Financial assets	15 918	247	927	17 092	15 876	118	649	16 642
Non-current	382	-	399	781	473	-	195	668
Current	15 536	247	528	16 311	15 403	118	454	15 975

Trade and other payables	20 037	288	-	20 325	21 284	741	-	22 026
Non-current interest-bearing loans and borrowings	69 011	1 709	-	70 720	73 592	571	-	74 163
Current interest-bearing loans and borrowings	1 449	-	-	1 449	3 987	-	-	3 987
Bank overdrafts	-	-	-	-	17	-	-	17
Equity swaps	-	5 614	-	5 614	-	4 718	-	4 718
Foreign exchange derivatives	-	30	22	52	-	18	414	432
Commodities	-	-	70	70	-	-	145	145
Cross currency interest rate swaps	-	-	55	55	-	-	164	164
Interest rate swaps	-	94	-	94	-	10	-	10
Financial liabilities	90 497	7 735	147	98 379	98 880	6 058	723	105 662
Non-current	69 494	1 933	66	71 492	73 920	876	151	74 947
Current	21 003	5 802	82	26 887	24 961	5 182	573	30 715

B)   DERIVATIVES
AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.
AB InBev primarily uses the following derivative instruments: foreign exchange forwards, currency options, currency futures, interest rate swaps, cross currency interest rate swaps (“CCIRS”), commodity swaps, commodity futures and equity swaps.
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2024					31 December 2023

Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Foreign exchange forwards	8 867	300	150	-	-	13 440	105	300	-	-
Other foreign exchange derivatives	385	-	150	400	-	245	-	-	-	-

Interest rate
Interest rate swaps	1 791	-	-	-	-	580	-	-	-	-
Cross currency interest rate swaps	1 558	510	2 593	3 598	690	1 217	1 863	510	4 353	717

Commodities
Aluminum swaps	1 841	-	-	-	-	1 780	-	-	-	-
Other commodity derivatives	630	26	-	-	-	913	25	-	-	-

Equity
Equity derivatives	10 520	-	-	-	-	11 189	-	-	-	-
C)   FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk, the company uses mainly foreign exchange forwards, currency options, currency futures and cross currency interest rate swaps.
Foreign exchange risk on operating activities
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g., cost of sales and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits.
Non-operating
transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2024			31 December 2023 1

Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

US dollar/Brazilian real	(1 823)	1 456	(367)	(1 832)	1 833	1
US dollar/Mexican peso	(1 250)	1 092	(158)	(1 229)	1 282	53
US dollar/Colombian peso	(504)	482	(22)	(546)	542	(4)
US dollar/South African rand	(373)	333	(40)	(224)	189	(35)
US dollar/Argentine peso	(326)	-	(326)	(437)	-	(437)
US dollar/Canadian dollar	(286)	243	(43)	(310)	291	(19)
US dollar/Peruvian nuevo sol	(236)	215	(21)	(217)	209	(8)
US dollar/Honduran lempira	(225)	-	(225)	(250)	-	(250)
US dollar/South Korean won	(160)	116	(44)	(146)	135	(11)
Mexican peso/Euro	(153)	132	(21)	(219)	180	(39)
Euro/Peruvian nuevo sol	(152)	-	(152)	(7)	-	(7)
US dollar/Paraguayan guarani	(144)	127	(17)	(157)	152	(5)
US dollar/Chilean peso	(144)	127	(17)	(164)	129	(35)
US dollar/Dominican peso	(129)	-	(129)	(108)	26	(82)
US dollar/Euro	(126)	106	(20)	(90)	100	10
US dollar/Indian rupee	(113)	69	(44)	(89)	46	(43)
Euro/South African rand	(108)	111	3	(99)	86	(13)
US dollar/Bolivian boliviano	(104)	-	(104)	(79)	55	(24)
Euro/Mexican peso	(91)	92	1	(99)	95	(4)
Others	(633)	493	(140)	(622)	438	(184)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.
Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
AB InBev’s policy is to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed using derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration a holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below.
Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Brazilian real, Argentine peso, Honduran lempira, Mexican peso and Dominican peso against the US dollar.
The company uses a sensitivity analysis to estimate the impact in its consolidated income statement and other comprehensive income of a strengthening or a weakening of the US dollar against the other group currencies. In case the open positions remain unchanged and with all other variables held constant, a 10% strengthening or weakening of the US dollar against other currencies could lead to an estimated decrease/increase on the consolidated profit before tax of approximately 169m US dollar over the next 12 months (31 December 2023: 98m US dollar
; 31
December 2022:
144m
US dollar). Applying
a similar sensitivity on the total derivatives positions could lead to a negative/positive pre-tax
impact on equity reserves of 446m US dollar (31 December 2023: 504m US dollar). The results of the sensitivity analysis should not be considered as projections of likely future events, as the gains or losses from exchange rates in the future may differ due to developments in the global financial markets.

2
Amended to conform to the 2024 presentation.

Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative
financial instruments as hedging instruments.
As of 31 December 2024, designated derivative financial instruments in net investment hedges applied on the company’s debt amount to 7 835m US dollar equivalent (31 December 2023: 7 908m US dollar). These instruments hedge foreign operations with Chinese yuan, Canadian dollar, South Korean won and Mexican peso functional currencies.
Net foreign exchange results
Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2024	2023	2022
Hedged (economic hedges)	(186)	70	297
Not hedged	40	(423)	(660)
	(147)	(353)	(363)
D) INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.8 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in fair value hedge accounting relationships.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk and interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. In May 2017, the company issued a pound sterling bond for 700m pound sterling at a rate of 2.25% per year and maturing in May 2029, and issued a pound sterling bond for 900m pound sterling at a rate of 2.85% per year and maturing in May 2037. These bonds have a principal outstanding as of 31 December 2024 of 500m, 232m and 156m pound sterling, respectively.
The impact of changes in the pound sterling exchange rate and interest rate on these bonds is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in cash flow hedge relationships.

Economic Hedges
Marketable debt security hedges (interest rate risk on Brazilian real)
During 2024, 2023 and 2022, Ambev invested in highly liquid Brazilian real denominated government debt securities.
Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

31 December 2024 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
US dollar	-	-	5.3%	1 792
Other	11.2%	184	11.2%	184
		184		1 975
Fixed rate
US dollar	5.1%	46 192	5.4%	36 780
Euro	2.5%	22 653	2.5%	23 530
Chinese yuan	3.2%	41	2.6%	2 921
Canadian dollar	4.5%	555	4.4%	2 657
South Korean won	4.9%	40	2.3%	2 200
Mexican peso	15.7%	239	10.8%	1 239
Pound sterling	3.3%	1 154	2.6%	34
Other	8.6%	1 111	10.1%	833
		71 986		70 195

31 December 2023 1 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Euro	4.3%	1 086	4.3%	1 086
US dollar	6.0%	505	6.3%	789
Other	10.5%	299	11.7%	595
		1 889		2 469
Fixed rate
US dollar	5.0%	50 368	5.2%	43 344
Euro	2.3%	21 233	2.5%	22 072
Chinese yuan	2.9%	57	2.5%	2 437
Canadian dollar	4.5%	625	4.4%	2 988
South Korean won	5.5%	49	1.9%	2 209
Pound sterling	5.4%	2 122	8.2%	827
Mexican peso	15.7%	324	13.5%	624
Other	7.4%	1 501	8.2%	1 196
		76 277		75 697
As at 31 December 2024, the company had no outstanding bank overdrafts. The total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 17m US dollar as at 31 December 2023. As disclosed in the above table, 1 975m US dollar or 2.7% of the company’s interest-bearing financial liabilities bears interest at a variable rate.
The sensitivity analysis has been prepared based on the exposure to interest rates for the floating rate debt after hedging, assuming the amount of liability outstanding at reporting date was outstanding for the whole year. The company estimates that an increase or decrease of 100 basis points represents a reasonably possible change in applicable interest rates. Accordingly, if interest rates had been higher/lower by 100 basis points, with all other variables held constant, the interest expense would have been 20m US dollar higher/lower (31 December 2023: 26m US dollar, 31 December 2022: 46m US dollar). This impact would have been more than offset by 105m US dollar higher/lower interest income on interest-bearing financial assets (31 December 2023: 96m US dollar, 31 December 2022: 93m US dollar). Additionally, the pre-tax
impact on equity reserves from the market value of hedging instruments would not have been significant.

1
Amended to conf
orm
to the 2024 presentation.

Interest expense
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2024	2023	2022
Financial liabilities measured at amortized cost – not hedged	(3 492)	(3 722)	(3 641)
Fair value hedges	(30)	(22)	(20)
Cash flow hedges	29	28	24
Net investment hedges - hedging instruments (interest component)	49	10	(1)
Economic hedges	2	-	42
	(3 443)	(3 705)	(3 597)
E)   COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to price volatility. The most significant commodity hedges are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2024	31 December 2023

Aluminum	1 841	1 780
Energy	207	249
Corn	203	289
Plastic	79	95
Sugar	73	91
Wheat	47	163
Rice	46	51
	2 496	2 719
Commodity price sensitivity analysis
The impact of changes in prices of commodities that are being financially hedged would not have had a material impact on AB InBev’s profit in 2024 as they are hedged using derivative contracts which are designated in hedge accounting in accordance with IFRS 9 rules.
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures would have on the equity reserves.

	2024			2023

		Pre-tax impact on equity			Pre-tax impact on equity

Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease

Aluminum	22%	408	(408)	19%	337	(337)
Energy	44%	92	(92)	52%	130	(130)
Corn	19%	38	(38)	27%	78	(78)
Plastic	16%	12	(12)	15%	14	(14)
Sugar	27%	20	(20)	29%	26	(26)
Wheat	27%	13	(13)	35%	56	(56)
Rice	38%	18	(18)	26%	13	(13)
F)
EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 24
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combinations (see also Note 11
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 31 December 2024, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of (1 211)m US dollar recognized in the profit or loss account for the period in exceptional finance income/(expense). As at 31 December 2024, liabilities for equity swap derivatives amounted to 5.6 billion US dollar (31 December 2023: 4.7 billion US dollar).

1
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2024 and 31 December 2023.

Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 19% (2023: 18
%; 2022: 28
%
) reasonably
possible volatility of the AB InBev share price, with all the other variables held constant, would show 960m US dollar positive/negative impact on the 2024 profit before tax (31 December 2023:
1 181
m US dollar
; 31 December 2022: 1 660m US dollar).
G)   CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2024 to be limited.
Exposure to credit risk
Credit risk arises from financial assets including trade and other receivables. The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized and disclosed by financial asset class in section
A) Financial assets and liabilities
.
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other than income tax and prepaid expenses, was as follows:

	31 December 2024			31 December 2023¹

Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	4 168	(377)	3 792	4 734	(387)	4 347
Other receivables	984	(61)	923	1 244	(74)	1 170
Trade and other receivables	5 152	(438)	4 714	5 978	(462)	5 517
There was no significant concentration of credit risks with any single counterparty as of 31 December 2024 and no single customer represented more than 10% of the total revenue of the group in 2024.
Impairment losses
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	31 December 2024	31 December 2023	31 December 2022
Balance at end of previous year	(462)	(416)	(402)
Impairment losses	(56)	(54)	(38)
Derecognition	24	26	24
Currency translation and other	55	(18)	1
Balance at end of period	(438)	(462)	(416)
Additionally, in 2024 the company recognized (66)m US dollar loss resulting from the impairment of financial investments – see also Note 11
Finance expense and income
.

1
Amended to conform to the 2024 presentation.

H)  LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

●	Debt servicing;

●	Capital expenditures;

●	Investments in companies;

●	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

●	Share buyback programs; and

●	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2024

Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 484)	(113 412)	(3 453)	(3 416)	(7 311)	(14 352)	(84 881)
Trade and other payables	(24 601)	(24 760)	(23 750)	(257)	(128)	(328)	(297)
Lease liabilities	(2 303)	(2 592)	(639)	(620)	(398)	(447)	(488)
Secured bank loans	(19)	(25)	(5)	(4)	(4)	(8)	(4)
Unsecured bank loans	(94)	(94)	(94)	-	-	-	-
Unsecured other loans	(269)	(297)	(172)	(94)	(20)	(2)	(9)
	(96 770)	(141 181)	(28 113)	(4 391)	(7 861)	(15 138)	(85 678)

Derivative financial liabilities
Equity derivatives	(5 614)	(5 614)	(5 614)	-	-	-	-
Foreign exchange derivatives	(52)	(52)	(52)	-	-	-	-
Cross currency interest rate swaps	(55)	(55)	9	9	(30)	1	(46)
Interest rate swaps	(94)	(94)	(93)	-	-	-	(1)
Commodity derivatives	(69)	(69)	(69)	-	-	-	-
	(5 885)	(5 885)	(5 818)	9	(30)	1	(47)

Of which: related to cash flow hedges	(134)	(134)	(91)	(2)	(38)	-	(4)

	31 December 2023

Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(74 410)	(125 728)	(5 689)	(3 699)	(6 352)	(16 731)	(93 258)
Trade and other payables	(26 719)	(27 020)	(26 026)	(233)	(156)	(240)	(365)
Lease liabilities	(2 829)	(3 228)	(823)	(596)	(472)	(599)	(738)
Secured bank loans	(415)	(426)	(395)	(5)	(5)	(10)	(10)
Unsecured bank loans	(182)	(182)	(182)	-	-	-	-
Unsecured other loans	(314)	(364)	(200)	(109)	(28)	(16)	(11)
Bank overdraft	(17)	(17)	(17)	-	-	-	-
	(104 886)	(156 965)	(33 331)	(4 642)	(7 013)	(17 597)	(94 383)

Derivative financial liabilities
Equity derivatives	(4 718)	(4 718)	(4 718)	-	-	-	-
Foreign exchange derivatives	(432)	(432)	(428)	-	(4)	-	-
Cross currency interest rate swaps	(164)	(164)	(14)	(34)	(13)	(103)	-
Interest rate swaps	(10)	(10)	(10)	-	-	-	-
Commodity derivatives	(145)	(145)	(145)	-	-	-	-
	(5 469)	(5 469)	(5 316)	(34)	(16)	(103)	-

Of which: related to cash flow hedges	(542)	(542)	(494)	(34)	-	(14)	-
I)  CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s capital structure policy and framework aim to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. Management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.
J)  FAIR VALUE
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2024		31 December 2023

Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(45 800)	(45 558)	(49 917)	(52 268)
Euro	(21 915)	(21 605)	(20 379)	(19 796)
Pound sterling	(1 108)	(1 046)	(2 069)	(2 012)
Canadian dollar	(484)	(461)	(526)	(505)
Other	(375)	(373)	(558)	(554)
	(69 682)	(69 044)	(73 449)	(75 135)

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2024 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	26	-
Derivatives in a cash flow hedge relationship	27	416	-
Derivatives in a net investment hedge relationship	-	345	-
	27	796	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	288
Derivatives at fair value through profit and loss	-	5 644	-
Derivatives in a cash flow hedge relationship	29	105	-
Derivatives in a fair value hedge relationship	-	94	-
Derivatives in a net investment hedge relationship	-	14	-
	29	5 857	288

Fair value hierarchy 31 December 2023 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	51	-
Derivatives in a cash flow hedge relationship	28	381	-
Derivatives in a net investment hedge relationship	-	89	-
	28	530	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	741
Derivatives at fair value through profit and loss	-	4 736	-
Derivatives in a cash flow hedge relationship	18	524	-
Derivatives in a fair value hedge relationship	-	10	-
Derivatives in a net investment hedge relationship	-	181	-
	18	5 451	741
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period. Movements in the fair value “level 3” category of financial liabilities, measured on a recurring basis, are mainly related to the settlement and remeasurement of deferred consideration from prior years acquisitions and the put option as described below.

Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately 12% of the shares of CND for a net consideration of 0.3 billion US dollar. The closing of the transaction resulted in Ambev’s participation in CND increasing from 85% to 97%. ELJ currently holds 3% of CND and the remaining put option is exercisable as from 2026. As at 31 December 2024, the put option on the remaining shares held by ELJ was valued at 195m US dollar (31 December 2023: 577m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.
K) HEDGING RESERVES
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Commodities	Foreign currency & others	Total hedging reserves

As per 1 January 2024	(304)	486	181
Change in fair value of hedging instrument recognized in OCI	54	519	573
Reclassified to profit or loss / cost of inventory	9	(273)	(264)
As per 31 December 2024	(241)	731	490

Million US dollar	Commodities	Foreign currency & others 1	Total hedging reserves

As per 1 January 2023	(476)	621	145
Change in fair value of hedging instrument recognized in OCI	(197)	(237)	(434)
Reclassified to profit or loss / cost of inventory	368	102	470
As per 31 December 2023	(304)	486	181
L) OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2024

Million US dollar	Gross amount	Net amount recognized in the statement of financial position 2	Other offsetting agreements 3	Total net amount

Derivative assets	815	815	(814)	1
Derivative liabilities	(5 886)	(5 886)	814	(5 071)

	31 December 2023

Million US dollar	Gross amount	Net amount recognized in the statement of financial position 2	Other offsetting agreements 3	Total net amount

Derivative assets	549	549	(538)	11
Derivative liabilities	(5 469)	(5 469)	538	(4 931)

1	Amended to conform to the 2024 presentation.
2	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
3	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.